UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05336

Exact name of registrant as specified in charter:	Prudential Institutional Liquidity Portfolio, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	3/31/2009

Date of reporting period:	06/30/2008

Item 1.	Schedule of Investments

Prudential Institutional Liquidity Portfolio, Inc.

Institutional Money Market Series

Schedule of Investments as of June 30, 2008 (Unaudited)

Principal Amount (000)	Description	Value
CERTIFICATES OF DEPOSIT 12.2%
	Banco Bilbao Vizcaya Argentaria SA
$ 25,000	2.60%, 8/22/08	$25,000,000
	BNP Paribas Bank
48,000	2.65%, 9/8/08	48,000,000
	Branch Banking & Trust Co.
18,000	2.71%, 11/17/08	18,000,000
	Fifth Third Bank
50,000	2.80%, 7/31/08	50,000,000
	Suntrust Bank
45,000	2.45%, 7/14/08	45,000,000

		186,000,000

COMMERCIAL PAPER 27.8%
	Bank of America Corp.
21,000	2.57%, 8/13/08(b)	20,935,661
30,000	2.72%, 7/30/08(b)	29,934,267
18,000	2.78%, 7/25/08(b)	17,966,640
	Citigroup Funding, Inc.
40,000	2.73%, 8/28/08(b)	39,824,068
35,000	2.80%, 8/20/08(b), 144A	34,863,889
	General Electric Capital Corp.
8,000	2.45%, 9/2/08(b)	7,965,700
25,000	2.56%, 7/16/08(b)	24,973,333
	ING America Insurance Holdings
37,000	2.60%, 9/9/08(b)	36,812,944
10,000	2.74%, 9/29/08(b)	9,931,500
	Intesa Funding LLC
8,000	2.82%, 9/26/08(b)	7,945,480
	Kredietbank N.A. Finance Corp.
20,000	2.52%, 7/14/08(b)	19,981,800
	Nestle Finance France, S.A., 144A
10,000	2.75%, 7/21/08(b)	9,984,722
	Old Line Funding Corp., 144A
38,000	2.52%, 7/9/08(b)	37,978,720
20,000	2.80%, 7/8/08(b)	19,989,111
	Prudential PLC, 144A
5,000	2.67%, 7/14/08(b)	4,995,179
19,000	2.92%, 7/21/08(b)	18,969,178
	Swedbank Mortgage AB
6,528	2.74%, 8/15/08(b)	6,505,642
20,000	2.75%, 8/26/08(b), 144A	19,914,444
26,000	2.80%, 8/19/08(b)	25,900,911
	Tulip Funding Corp., 144A
13,000	2.68%, 7/15/08(b)	12,986,451
15,000	2.82%, 7/28/08(b)	14,968,275

		423,327,915

OTHER CORPORATE OBLIGATIONS 41.2%
	Banco Espanol de Credito, 144A
63,000	2.734%, 8/11/08(a)	63,000,000
	Bank of Scotland PLC, MTN, 144A
25,000	2.438%, 9/5/08(a)	25,000,000
	BMW US Capital LLC, 144A
10,000	2.451%, 9/4/08(a)	10,000,000
	Caja de Ahorro y Monte de Piedad de Madrid, S.A., 144A
19,000	2.967%, 8/12/08(a)	19,000,000
	General Electric Capital Corp., MTN
34,000	2.482%, 10/24/08(a)	33,994,773
13,540	3.007%, 7/28/08(a)	13,541,216
	Genworth Life Insurance Co.
	2.561%, 8/22/08(a)(d)(e)
23,000	(original cost $23,000,000; date purchased 7/21/05)	23,000,000
	Goldman Sachs Group, Inc., 144A
19,000	3.00%, 9/26/08(d)	19,000,000
	HSBC Finance Corp.
22,000	2.47%, 9/6/08(a)	22,000,000
	HSBC USA, Inc., MTN
35,000	2.481%, 8/15/08(a)	35,000,000
	Irish Life & Permanent PLC, MTN, 144A
50,000	2.531%, 8/20/08(a)	49,999,875
	John Deere Capital Corp., MTN
13,000	2.984%, 9/25/08(a)	12,998,082
	JPMorgan Chase & Co., MTN
52,000	2.448%, 8/11/08(a)	52,000,000
12,000	2.449%, 9/2/08(a)	12,000,000
	Kommunalkredit Austria AG, MTN, 144A
10,000	2.511%, 8/22/08(a)	10,000,000
	Merrill Lynch & Co., MTN
40,000	2.621%, 8/22/08(a)	39,990,146
	MetLife Insurance Co. of Connecticut
	2.499%, 7/7/08(a)(d)(e)
9,000	(original cost $9,000,000; date purchased 7/6/07)	9,000,000
	2.896%, 2/25/09(a)(d)(e)
13,000	(original cost $13,000,000; date purchased 2/22/08)	13,000,000
	Morgan Stanley, MTN
46,000	2.607%, 10/31/08(a)	46,000,000
	Nordea Bank AB, 144A
12,430	2.448%, 9/8/08(a), MTN	12,429,853
43,800	2.468%, 8/8/08(a)	43,799,991
	PACCAR Financial Corp., MTN
25,000	2.449%, 9/2/08(a)	25,000,000
	Skandinaviska Enskilda Banken AB, 144A
36,000	2.501%, 8/19/08(a)	36,000,000

		625,753,936

REPURCHASE AGREEMENT 1.9%
29,531	Banc of America Investment Services, Inc., 2.20%, dated 6/30/08, due 7/1/08 in the amount of $29,532,805 (cost $29,531,000; the value of the collateral including accrued interest was $30,121,620)(g)	29,531,000

U. S. GOVERNMENT AGENCY OBLIGATIONS 7.2%
	Federal Home Loan Bank(a)
25,000	2.14%, 2/19/09	25,000,000
54,000	2.215%, 2/27/09	54,000,000
20,000	2.25%, 3/27/09	20,000,000
10,000	2.382%, 2/17/09	10,000,000

		109,000,000

Shares
AFFILIATED MONEY MARKET MUTUAL FUND 9.6%
145,637,750	Dryden Core Investment Fund - Taxable Money Market Series(c) (cost $145,637,750)	145,637,750

	Total Investments 99.9% (amortized cost $1,519,250,601)(f)	1,519,250,601
	Other assets in excess of liabilities 0.1%	1,058,704

	Net Assets 100.0%	$1,520,309,305

The following annotations have been used in the Schedule of Investments:

144A–– Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

MTN—Medium Term Note

(a)	Floating Rate Security. The interest rate shown reflects the rate in effect at June 30, 2008.
(b)	Rate quoted represents yield-to-maturity as of purchase date.
(c)	Prudential Investments LLC, the manager of the Series, also serves as manager of the Dryden Core Investment Fund — Taxable Money Market Series.
(d)	Indicates a security that has been deemed illiquid.
(e)	Private placement restricted as to resale and does not have a readily available market. The aggregate original cost of such securities is $45,000,000. The aggregate value of $45,000,000 is 3.0% of net assets.
(f)	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.
(g)	Repurchase agreements are collateralized by United States Treasury or federal agency obligations.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio's assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$145,637,750	—
Level 2 - Other Significant Observable Inputs	1,373,612,851	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$1,519,250,601	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of March 31, 2008 and June 30, 2008, the Series did not use any significant unobservable inputs (Level 3) in determining the value of investments.

Notes to Schedule of Investments (Unaudited)

Securities Valuations: Portfolio securities of the Series are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. If the amortized cost method is determined not to represent fair value, the fair value shall be determined in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair value of securities some of the factors influencing the valuation include the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Repurchase Agreement: In connection with transactions in repurchase agreements with U.S. financial institutions, it is the Series’ policy that its custodian or designated subcustodians, as the case may be under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase agreement exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

The Series may hold illiquid securities, including those which may be restricted as to disposition under securities law (“restricted securities”). Such securities are valued pursuant to the valuation procedures noted above.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

The Series invests in the Taxable Money Market Series (“the Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by Prudential Investments LLC.

Other information regarding the Series is available in the Series’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Institutional Liquidity Portfolio, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date August 15, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date August 15, 2008

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date August 15, 2008

*	Print the name and title of each signing officer under his or her signature.